Concentrations - Schedule of Major Customers and Major Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenue	$ 2,973,696	$ 398,468	$ 801,344
Concentration risk percentage	46.00%	14.00%	18.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	57.00%	53.00%	67.00%
Accounts receivable	$ 3,961,809	$ 1,983,368	$ 4,615,308
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenue	$ 1,997,668
Concentration risk percentage	31.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	25.00%
Accounts receivable	$ 1,697,673
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenue		$ 425,279	$ 398,488
Concentration risk percentage		15.00%	9.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	14.00%	38.00%	28.00%
Accounts receivable	$ 982,111	$ 1,425,890	$ 1,901,481
Customer Concentration Risk [Member] | Major Customers [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenue	$ 4,971,364	$ 823,747	$ 1,199,832
Concentration risk percentage	77.00%	29.00%	27.00%
Customer Concentration Risk [Member] | Major Customers [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	96.00%	91.00%	95.00%
Accounts receivable	$ 6,641,593	$ 3,409,258	$ 6,516,789
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	33.00%
Purchase	$ 1,799,200
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	29.00%
Accounts payable	$ 85,860
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	18.00%
Purchase	$ 982,532
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	2.00%	29.00%	1.00%
Purchase	$ 100,711	$ 404,194	$ 13,532
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage			12.00%
Purchase			$ 312,039
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	2.00%	11.00%	7.00%
Purchase	$ 81,724	$ 155,694	$ 181,622
Supplier Concentration Risk [Member] | Major Suppliers [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	55.00%	40.00%	20.00%
Purchase	$ 2,964,167	$ 559,888	$ 507,193
Supplier Concentration Risk [Member] | Major Suppliers [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	45.00%		47.00%
Accounts payable	$ 132,520		$ 256,623
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage			47.00%
Accounts payable			$ 256,623
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	16.00%
Accounts payable	$ 46,660